AXA ENTERPRISE FUNDS TRUST


                    SUPPLEMENT DATED JANUARY 17, 2006 TO THE
                    PROSPECTUS FOR CLASS A, B, C AND Y SHARES
                 DATED JUNE 4, 2005 AS REVISED SEPTEMBER 3, 2005

This Supplement updates the above-dated Prospectus of AXA Enterprise Funds Trust (the "Trust"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

The purpose of this Supplement is to provide you with information regarding a change of the investment sub-adviser (the "Adviser") to the AXA Enterprise International Growth Fund (the "Fund").

                    AXA ENTERPRISE INTERNATIONAL GROWTH FUND

Effective as of January 17, 2006, AXA Equitable Life Insurance Company ("AXA Equitable"), as the Investment Manager of the Trust and with the approval of the Trust's Board of Trustees, replaced Walter Scott & Partners Limited, the Adviser to the Fund, with Wentworth, Hauser and Violich ("WHV"), which is located at 353 Sacramento Street, Suite 600, San Francisco, CA 94111-3634.

As the new Adviser to the Fund, WHV attempts to achieve the Fund's investment objective, i.e., capital appreciation, by investing in equity securities of foreign companies that WHV believes are positioned for capital appreciation. WHV utilizes a top down sector-oriented approach. The firm's investment philosophy is based upon investing in growth companies that are expected to benefit from long-term secular trends. WHV generally looks for companies whose earnings and are growing at an above-average rate.

The day-to-day management of the Fund will be performed by Richard K. Hirayama and Laura M. Albers. Mr. Hirayama, Senior Vice President and Managing Director joined WHV in 1990 and has had portfolio management responsibilities since that time. Ms. Albers, Vice President and International Security Analyst of WHV, joined the firm in 1998 and joined the International Equity Team as an International Security Analyst in 2001. She currently analyzes global economic sectors, industries and companies.

Founded in 1937, WHV is an independent investment manager that provides investment management services to individuals, public and private pension plans, financial institutions, endowments and foundations and, as of September 30, 2005, had approximately $6.4 billion in assets under management. WHV is wholly-owned by Laird Norton Investment Management, Inc., which is located at 801 Second Avenue, Suite 1300, Seattle, WA 98104.

                           AXA ENTERPRISE FUNDS TRUST

                    SUPPLEMENT DATED JANUARY 17, 2006 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 4, 2005

This Supplement updates the above-referenced Statement of Additional Information ("SAI") of AXA Enterprise Funds Trust (the "Trust"). You may obtain additional copies of the SAI, free of charge, by calling the Trust toll free at 1-800-432-4320 or writing the Trust at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

The purpose of this Supplement is to provide you with information regarding a change of the investment sub-adviser ("Sub-adviser") to the AXA Enterprise International Growth Fund (the "Fund").

                    AXA ENTERPRISE INTERNATIONAL GROWTH FUND

Effective January 17, 2006, AXA Equitable Life Insurance Company ("AXA Equitable"), as the Investment Manager of the Trust and with the approval of the Trust's Board of Trustees, replaced Walter Scott & Partners Limited, the Sub-adviser to the Fund, with Wentworth, Hauser and Violich ("WHV"), which is located at 353 Sacramento Street, Suite 600, San Francisco, CA 94111-3634. Based on the foregoing, the information below updates information regarding the Fund, effective January 17, 2006.

IN THE SECTION ENTITLED "INVESTMENT MANAGEMENT AND OTHER SERVICES - THE SUB-ADVISERS," THE FOLLOWING SENTENCE IN THE FIRST FULL PARAGRAPH ON PAGE 41 IS DELETED.

Additionally, Boston Financial Data Services ("BFDS"), the Trust's transfer agent, is an affiliate to SSgA Funds Management, Inc., which is Sub-adviser to the International Growth Fund.

THE INFORMATION IN APPENDIX C OF THE SAI REGARDING THE FUND IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

------------------------------------------------------------------------------------------------------------------------------------
                                          AXA Enterprise International Growth Fund ("Fund")
                                              Wentworth, Hauser and Violich ("Adviser")
------------------------------------------------------------------------------------------------------------------------------------
Portfolio manager  Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                   Registered  Investment    Other Pooled           Other Accounts
                   Companies                 Investment Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                   Number of    Total        Number     Total       Number of   Total
                   Accounts     Assets       of         Assets      Accounts    Assets
                                (in          Accounts   (in                     (in
                                billions)               billions)               billions)
--------------------------------------------------------------------------------------------------------------------------------
Richard K.         0            0            0          0           3,674          $2.0374
Hirayama
--------------------------------------------------------------------------------------------------------------------------------
        *The totals above include $1,115.4 million representing 3,504 accounts managed in broker sponsored wrap programs.

------------------------------------------------------------------------------------------------------------------------------------
                                          AXA Enterprise International Growth Fund ("Fund")
                                              Wentworth, Hauser and Violich ("Adviser")
------------------------------------------------------------------------------------------------------------------------------------
Portfolio manager  Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
----------------------------------------------------------------------------------------------------------------------------------
                   Registered  Investment    Other Pooled           Other Accounts
                   Companies                 Investment Vehicles
--------------------------------------------------------------------------------------------------------------------------------
                   Number of    Total        Number     Total       Number of   Total
                   Accounts     Assets       of         Assets      Accounts    Assets
                                (in          Accounts   (in                     (in
                                billions)               billions)               billions)
--------------------------------------------------------------------------------------------------------------------------------
Richard K.         0            $0.00        3,674      2.0374      0           $0.0
Hirayama
--------------------------------------------------------------------------------------------------------------------------------
        *The totals above include $1,115.4 million representing 3,504 accounts managed in broker sponsored wrap programs.


DESCRIPTION OF ANY MATERIAL CONFLICTS


Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the portfolio manager or Sub-adviser has a greater financial incentive, such as a performance fee account. The Sub-adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Fund. The firm does not foresee any material conflicts of interest.


COMPENSATION AS OF DECEMBER 31, 2005


WHV pays its professionals a competitive base salary, full benefits, and a short-term bonus pool derived from the sharing of the firm's revenues. Total compensation is based upon individual input and success of the firm.

Short-term bonus pool compensation is based on the profitability of the firm and individual employee performance. Specific to the international equity strategy, bonuses are distributed based on account performance, success of the strategy relative to MSCI EAFE index, client retention, accounts gained and maintenance of firm standards for compliance and industry best practices. These factors as measured over a twelve-month period.

In 2004, the Laird Norton Investment Management, Inc. board of directors committed itself to granting an equity participation stake of its ownership in the Sub-adviser to select employees of the firm. The grant is being phased in over a five-year period and is subject to achieving specific growth objectives. It is expected that this grant will eventually amount to 25% of the firm's equity.

Additionally, Mr. Richard K. Hirayama has an agreement with the firm by which a portion of his total compensation is incentive based and dependent on the success of the WHV International Equity strategy. Specifically, compensation is based on a portion of the International equity strategy's annual revenue stream.
-------------------------------------.

OWNERSHIP OF SECURITIES OF THE FUND AS OF DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
   Portfolio                None       $1-$10,000     $10,001-       $50,001-         $100,001-        $500,001-        Over
   Manager                                             50,000        $100,000         $500,000         $1,000,000       $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Richard K. Hirayama          X
------------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO APPENDIX D AND THE INFORMATION REGARDING WALTER SCOTT & PARTNERS LIMITED IS DELETED IN ITS ENTIRETY:

                          WENTWORTH, HAUSER AND VIOLICH
                               INVESTMENT COUNSEL

                  Excerpts from Policies and Procedures Manual
                                       and
                    WHV Custom Voting Policy at Voting Agent

                                  PROXY VOTING

PROXY VOTING DISCLOSURE STATEMENT

Wentworth, Hauser and Violich has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interests of our clients. These policies and procedures are also intended to reflect Securities and Exchange Commission requirements governing advisors as well as the fiduciary standards and responsibilities for ERISA accounts established by the Department of Labor.

THE PROXY VOTING PROCESS. Wentworth, Hauser and Violich's proxy voting process is managed by our Proxy Committee which is composed of portfolio managers, security analysts, and support staff. Key elements of the proxy voting process include obtaining proxy materials for vote, determining the vote on each issue, voting, and maintaining the records required.

o OBTAINING PROXY MATERIALS. We instruct client custodians to deliver proxy materials for accounts of clients who have given us voting authority. Delivery is made to a service provider we have engaged as our voting agent and independent research consultant. Periodic reconciliation of holdings and ballots is designed to reveal any failure to deliver ballots for client holdings.

o DETERMINING THE VOTE. Members of our Proxy Committee have collaboratively established a general statement of voting policy and specific voting positions on substantive proxy issues. The general policy and specific positions are generally intended to further the economic value of each investment for the expected holding period. They are reviewed regularly, as new issues arise for determination or as circumstances change, and they serve as guidelines. Ultimately each vote is cast on a case-by-case basis, taking into account the relevant circumstances at the time of each vote.

o VOTING. Using the Internet, our voting agent posts the pending proxy notices and ballots as well as its analysis and recommendations. Voting members of our Proxy Committee take responsibility for voting according to a rotating schedule. They review the issues and the voting agent's own analysis and then vote each issue, generally in accordance with our established voting guidelines. When circumstances suggest deviation from our established guidelines, before casting the vote, our committee members may confer with other committee members, our analysts most familiar with the security, or our portfolio manager on the account in the case of special holdings.

o MAINTAINING RECORDS. With the assistance of our voting agent, we maintain records of our policies and procedures, proxy statements received, each vote cast, any documents we create material to our decision making, and any client's written request for proxy voting records as well as our written response to any client request for such records.

CONFLICTS OF INTEREST. Any material conflict between our interests and those of a client will be resolved in the best interests of our client. In the event we become aware of such a conflict, we will (a) disclose the conflict and obtain the client's consent before voting its shares, (b) vote in accordance with a pre-determined policy based on the independent analysis and recommendation of our voting agent, or (c) make other voting arrangements consistent with our fiduciary obligations.

SHARES NOT VOTED. Our procedures are reasonably designed to assure that we vote every eligible share with the exception of shares domiciled in share blocking countries. Share blocking countries restrict share transactions for various periods surrounding the meeting date. We have taken the position that share liquidity generally has a higher value than the vote and usually do not vote shares subject to restriction on transactions.

OBTAINING ADDITIONAL INFORMATION. We do not generally disclose our votes to third parties, but clients may obtain a report showing how we voted their shares upon request. In addition, a copy of this disclosure statement, our general Proxy Voting Policy statement, and our detailed Custom Policy statement are available to our clients upon request.

  GENERAL VOTING POLICY FOR ERISA ACCOUNTS AND APPLICABILITY OF GUIDELINES FOR
                                  ALL ACCOUNTS

WITH RESPECT TO ERISA ACCOUNTS, according to the Department of Labor, the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies (unless the voting right is properly reserved by the named fiduciary). The investment manager's decision may not be directed, nor may the manager be relieved of liability by delegating the responsibility. Managers should have documented guidelines and are required to maintain accurate voting records.

Voting rights have economic value and the manager has a duty to evaluate issues that can have an impact on the economic value of the stock and to vote on those issues. Voting decision must be based on the ultimate economic interest of the plan, viewing the plan as a separate legal entity designed to provide retirement income and security. This means analyzing the vote for its impact on the ultimate economic value of the investment (the stock) during the period in which the plan intends to hold the investment. With respect to takeovers, plans are not required to take the "quick buck" if they judge that the plan will achieve a higher economic value by holding the shares.

Given the above obligations and objectives, the guidelines we have established with our voting agent are intended as a general indication of proxy voting decisions most likely to maximize the ultimate value of assets under management. Specific situations and resolution language will vary and therefore continuing judgment must be exercised in applying the guidelines.

MORE GENERALLY THAN WITH RESPECT TO ERISA ACCOUNTS ALONE, in the absence of unique client constraints or instructions acceptable in non-fiduciary situations, the guidelines should also serve for voting on all accounts under management.

                WENTWORTH, HAUSER AND VIOLICH PROXY VOTING POLICY

I. MANAGEMENT PROPOSALS -- ROUTINE/BUSINESS

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           RATIFY AUDITORS                                    C by C

           CHANGE DATE/LOCATION OF ANNUAL MEETING             FOR

           ACCEPT FINANCIAL STATEMENTS AND STATUTORY REPORTS  FOR

           AMEND ARTICLES/CHARTER--GENERAL MATTERS            C by C

           APPROVE DIVIDENDS                                  C by C

           APPROVE REMUNERATION OF AUDITORS                   FOR

           CHANGE COMPANY NAME                                FOR

           APPROVE INVESTMENT ADVISORY AGREEMENT              C by C

           AMEND INVESTMENT ADVISORY AGREEMENT                C by C

           AUTHORIZE FILING OF REQUIRED DOCUMENTS/OTHER
           FORMALITIES                                        FOR

           DESIGNATE INSPECTOR OR SHAREHOLDER
           REPRESENTATIVE(S) OF MINUTES OF MEETING            FOR

           REIMBURSE PROXY CONTEST EXPENSES                   C by C

           APPROVE PROPOSED CHANGES TO BANK CHARTER           C by C

           APPROVE CONTINUATION OF COMPANY UNDER CANADIAN     C by C
           BUSINESS CORPORATION ACT

           ADOPT NEW ARTICLES OF ASSOCIATION/CHARTER          C by C

           APPROVE SPECIAL AUDITORS' REPORT REGARDING RELATED-
           PARTY TRANSACTIONS                                 FOR

           APPROVE STOCK DIVIDEND PROGRAM                     C by C

           OTHER BUSINESS                                     AGAINST

           AMEND CHARTER OR BYLAWS--NON-ROUTINE               C by C

           DESIGNATE NEWSPAPER TO PUBLISH MEETING
           ANNOUNCEMENTS                                      FOR

I. MANAGEMENT PROPOSALS -- ROUTINE/BUSINESS

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           APPROVE MINUTES OF MEETING                         FOR

           APPROVE CHANGE OF FUNDAMENTAL INVESTMENT POLICY    C by C

           AMEND CORPORATE PURPOSE                            C by C

           APPROVE AUDITORS AND AUTHORIZE BOARD TO FIX
           REMUNERATION OF AUDITORS                           FOR

           MISCELLANEOUS PROPOSAL--COMPANY-SPECIFIC           C by C

           AUTHORIZE BOARD TO RATIFY AND EXECUTE APPROVED     C by C
           RESOLUTIONS

           APPROVE MULTIPLE CLASSES OF STOCK/SAME VOTING
           RIGHTS                                             C by C

           RECEIVE FINANCIAL STATEMENTS AND STATUTORY REPORTS None

           APPROVE FINANCIAL STATEMENTS, ALLOCATION OF INCOME,
           AND DISCHARGE DIRECTORS                            C by C

           APPROVE ALLOCATION OF INCOME AND DIVIDENDS         C by C

           APPROVE ALLOCATION OF DIVIDENDS ON SHARES HELD BY  FOR
           COMPANY

           APPROVE CONTINUATION OF COMPANY UNDER PROVINCIAL   C by C
           BUSINESS CORPORATION ACT

           APPOINT AUDITORS AND DEPUTY AUDITORS               C by C

           RATIFY ALTERNATE AUDITOR                           C by C

           APPOINT CENSOR(S)                                  FOR

           APPROVE REMUNERATION OF DIRECTORS AND AUDITORS     FOR

           CHANGE LOCATION OF REGISTERED OFFICE/HEADQUARTERS  FOR

           APPROVE LISTING OF SHARES ON A SECONDARY EXCHANGE  FOR

           APPOINT AGENCIES TO RATE THE COMPANY'S PUBLICLY
           OFFERED SECURITIES                                 FOR

I. MANAGEMENT PROPOSALS -- ROUTINE/BUSINESS

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           DESIGNATE RISK ASSESSMENT COMPANIES                FOR

           APPROVE INVESTMENT AND FINANCING POLICY            C by C

           OPEN MEETING                                       None

           CLOSE MEETING                                      None

           ALLOW QUESTIONS                                    None

           ANNOUNCE VACANCIES ON SUPERVISORY BOARD            None

           ELECT CHAIRMAN OF MEETING                          FOR

            PREPARE AND APPROVE LIST OF SHAREHOLDERS          FOR

           ACKNOWLEDGE PROPER CONVENING OF MEETING            FOR

           ELECT MEMBERS OF ELECTION COMMITTEE                FOR

           CONSIDER MEASURES TO ADDRESS THE DECLINE IN THE    C by C
           COMPANY'S NET ASSET VALUE RELATIVE TO ITS CAPITAL

           APPROVE STANDARD ACCOUNTING TRANSFERS              C by C

           RECEIVE SHAREHOLDERS' COMMITTEE REPORT             None

           TRANSACT OTHER BUSINESS                            None

           CHANGE FISCAL YEAR END                             FOR

II.  MANAGEMENT PROPOSALS - DIRECTOR RELATED

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           ELECT DIRECTORS                                    C by C

           FIX NUMBER OF DIRECTORS                            FOR

           APPROVE INCREASE IN SIZE OF BOARD                  C by C

           APPROVE DECREASE IN SIZE OF BOARD                  C by C

           ALLOW BOARD TO SET ITS OWN SIZE                    AGAINST

           CLASSIFY THE BOARD OF DIRECTORS                    AGAINST     C by C

           ELIMINATE CUMULATIVE VOTING                        C by C      C by C

           FIX NUMBER OF AND ELECT DIRECTORS                  C by C

           APPROVE DIRECTOR/OFFICER LIABILITY PROVISIONS      C by C

           APPROVE DIRECTOR/OFFICER INDEMNIFICATION
           PROVISIONS                                         C by C

           APPROVE DIRECTOR/OFFICER INDEMNIFICATION
           AGREEMENTS                                         C by C

           APPROVE DIRECTOR/OFFICER LIABILITY AND
           INDEMNIFICATION                                    C by C

           DECLASSIFY THE BOARD OF DIRECTORS                  FOR         C by C

           REMOVE AGE RESTRICTION FOR DIRECTORS               FOR

           ESTABLISH/ALTER MANDATORY RETIREMENT POLICY FOR
           DIRECTORS                                          C by C

           ELECT DIRECTOR TO REPRESENT CLASS X SHAREHOLDERS   C by C

           APPROVE REMUNERATION OF DIRECTORS                  C by C

           ALLOW BOARD TO DELEGATE POWERS TO COMMITTEES       C by C

           ADOPT/AMEND NOMINATION PROCEDURES FOR THE BOARD    C by C

           ELECT DIRECTORS (OPPOSITION SLATE)                 C by C

           CLASSIFY BOARD AND ELECT DIRECTORS                 AGAINST     C by C

           AMEND ARTICLES--BOARD-RELATED                      C by C

           ELECT ALTERNATE/DEPUTY DIRECTORS                   C by C

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           AUTHORIZE BOARD TO FILL VACANCIES                  C by C

           ADOPT OR AMEND DIRECTOR QUALIFICATIONS             C by C

           CHANGE RANGE FOR THE SIZE OF THE BOARD             C by C

           ELECT COMPANY CLERK/SECRETARY                      C by C

           ELECT SUPERVISORY BOARD MEMBER                     C by C

           ELECT EMPLOYEE REPRESENTATIVE TO THE BOARD         C by C

           CREATE POSITION OF HONORARY DIRECTOR               FOR

           AMEND ARTICLES TO CHANGE SIZE OF SUPERVISORY BOARD C by C

           ALLOW BOARD TO APPOINT ADDITIONAL DIRECTORS
           BETWEEN ANNUAL MEETINGS                            C by C

           AMEND QUORUM REQUIREMENTS                          AGAINST

           APPOINT MEMBERS OF SHAREHOLDERS' COMMITTEE         C by C

           ELECT BOARD REPRESENTATIVE FOR HOLDERS OF SAVINGS  C by C
           SHARES AND FIX HIS/HER REMUNERATION

           DETERMINE NUMBER OF MEMBERS AND DEPUTY MEMBERS OF  C by C
           BOARD

           ELECT MEMBERS AND DEPUTY MEMBERS OF CORPORATE      C by C
           ASSEMBLY

           APPROVE DISCHARGE OF MANAGEMENT BOARD              C by C

           APPROVE DISCHARGE OF SUPERVISORY BOARD             C by C

           APPROVE DISCHARGE OF MANAGEMENT AND SUPERVISORY
           BOARD                                              C by C

           APPROVE DISCHARGE OF AUDITORS                      C by C

           APPROVE DISCHARGE OF BOARD AND PRESIDENT           C by C

           COMPANY SPECIFIC--BOARD-RELATED                    C by C

III. MANAGEMENT PROPOSALS - CAPITALIZATION

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           AUTHORIZE A NEW CLASS OF COMMON STOCK              C by C

           AUTHORIZE NEW CLASS OF PREFERRED STOCK             C by C

           INCREASE AUTHORIZED COMMON STOCK                   C by C

           INCREASE AUTHORIZED PREFERRED STOCK                C by C

           INCREASE AUTHORIZED PREFERRED AND COMMON STOCK     C by C

           APPROVE STOCK SPLIT                                FOR

           APPROVE REVERSE STOCK SPLIT                        C by C

           APPROVE INCREASE IN COMMON STOCK AND A STOCK SPLIT C by C

           ISSUE COMMON STOCK UPON CONVERSION OF PREFERRED
           STOCK                                              C by C

           APPROVE ISSUANCE OF WARRANTS/CONVERTIBLE
           DEBENTURES                                         C by C

           ELIMINATE PREEMPTIVE RIGHTS                        C by C

           ELIMINATE/ADJUST PAR VALUE OF COMMON STOCK         FOR

           AMEND VOTES PER SHARE OF EXISTING STOCK            C by C

           AUTHORIZE SHARE REPURCHASE PROGRAM                 C by C

           AUTHORIZE BOARD TO SET TERMS OF PREFERRED          AGAINST

           ELIMINATE CLASS OF PREFERRED STOCK                 FOR

           ELIMINATE CLASS OF COMMON STOCK                    FOR

           CANCEL COMPANY TREASURY SHARES                     FOR

           APPROVE ISSUANCE OF SHARES FOR A PRIVATE PLACEMENT C by C

           REDUCE AUTHORIZED COMMON STOCK                     C by C

           AUTHORIZE CAPITALIZATION OF RESERVES FOR BONUS
           ISSUE OR INCREASE IN PAR VALUE                     C by C

           APPROVE REDUCTION IN STATED CAPITAL                C by C

           APPROVE INCREASE IN AUTHORIZED CAPITAL             C by C

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           AUTHORIZE ISSUANCE OF EQUITY OR EQUITY-LINKED
           SECURITIES WITH PREEMPTIVE RIGHTS                  C by C

           COMPANY SPECIFIC--EQUITY-RELATED                   C by C

           APPROVE ISSUANCE OF EQUITY OR EQUITY-LINKED
           SECURITIES WITHOUT PREEMPTIVE RIGHTS               C by C

           INCREASE AUTHORIZED COMMON STOCK AND AUTHORIZE NEW
           CLASS OF PREFERRED STOCK                           C by C

           INCREASE AUTHORIZED COMMON STOCK AND AUTHORIZE NEW
           CLASS OF COMMON STOCK                              C by C

           ADOPT/AMEND DIVIDEND REINVESTMENT PLAN             C by C

           INCREASE CAPITAL STOCK FOR USE IN SHAREHOLDER
           RIGHTS PLAN                                        AGAINST

           REDUCE AUTHORIZED PREFERRED STOCK                  C by C

           REDUCE AUTHORIZED COMMON AND PREFERRED STOCK       C by C

           EXTEND REDEMPTION DATE OF COMMON/PREFERRED STOCK   C by C

           APPROVE DUAL CLASS STOCK RECAPITALIZATION          AGAINST

           APPROVE/AMEND STOCK OWNERSHIP LIMITATIONS          C by C

           APPROVE/AMEND SECURITIES TRANSFER RESTRICTIONS     C by C

           CONSENT TO AMENDED BOND INDENTURE                  C by C

           AUTHORIZE STOCK WITH OTHER THAN ONE VOTE PER SHARE AGAINST

           APPROVE UNLIMITED CAPITAL AUTHORIZATION            AGAINST

           CONVERT MULTIPLE VOTING SHARES TO COMMON SHARES    FOR

           RATIFY PAST ISSUANCE OF SHARES                     C by C

           APPROVE CREATION OF CONDITIONAL CAPITAL            C by C

           APPROVE CONVERSION OF PARTICIPATION CERTIFICATES   C by C

           AUTHORIZE ISSUANCE OF INVESTMENT CERTIFICATES      C by C

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           AUTHORIZE ISSUANCE OF WARRANTS WITH PREEMPTIVE
           RIGHTS                                             C by C

           AUTHORIZE ISSUANCE OF WARRANTS WITHOUT PREEMPTIVE
           RIGHTS                                             C by C


           AUTHORIZE ISSUANCE OF SHARES WITH WARRANTS ATTACHED
           WITH PREEMPTIVE RIGHTS                             C by C

           AUTHORIZE ISSUANCE OF SHARES WITH WARRANTS
           ATTACHED                                           C by C

           WITHOUT PREEMPTIVE RIGHTS

           AUTHORIZE ISSUANCE OF BONDS WITH WARRANTS ATTACHED
           WITH PREEMPTIVE RIGHTS                             C by C

           AUTHORIZE ISSUANCE OF BONDS WITH WARRANTS ATTACHED
           WITHOUT PREEMPTIVE RIGHTS                          C by C

           AUTHORIZE ISSUANCE OF CONVERTIBLE BONDS WITH
           PREEMPTIVE RIGHTS                                  C by C

           AUTHORIZE ISSUANCE OF CONVERTIBLE BONDS WITHOUT    C by C
           PREEMPTIVE RIGHTS

           AUTHORIZE ISSUANCE OF EQUITY UPON CONVERSION OF A
           SUBSIDIARY'S EQUITY-LINKED SECURITIES              C by C

           AUTHORIZE CAPITAL INCREASE FOR FUTURE SHARE
           EXCHANGE OFFERS                                    C by C


           SET GLOBAL LIMIT FOR CAPITAL INCREASE TO RESULT
           FROM ALL ISSUANCE REQUESTS                         C by C

           APPROVE ISSUANCE OF SHARES PURSUANT TO THE SHARE
           OPTION SCHEME                                      C by C

           APPROVE ISSUANCE OF EUROBONDS                      C by C

           AUTHORIZE ISSUANCE OF BONDS/DEBENTURES             C by C

           APPROVE RENEWAL OF UNMARKETABLE PARCELS PROVISION  FOR

           APPROVE BOND REPURCHASE                            C by C

           AUTHORIZE REISSUANCE OF REPURCHASED SHARES         C by C

           APPROVE REDUCTION IN SHARE CAPITAL                 C by C

           APPROVE REDUCTION/CANCELLATION OF SHARE PREMIUM
           ACCOUNT CONVERT FORM OF SECURITIES                 C by C

           AMEND ARTICLES/CHARTER TO REFLECT CHANGES IN
           CAPITAL                                            C by C

           AMEND ARTICLES/CHARTER--EQUITY-RELATED             C by C

IV.  MANAGEMENT PROPOSALS - REORG. AND MERGERS

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           CHANGE STATE OF INCORPORATION [  ]                 C by C

           APPROVE REORGANIZATION PLAN                        C by C

           APPROVE MERGER AGREEMENT                           C by C

           APPROVE RESTRUCTURING PLAN                         C by C

           ISSUE SHARES IN CONNECTION WITH AN ACQUISITION     C by C

           APPROVE DISPOSITION OF ASSETS AND LIQUIDATE
           COMPANY                                            C by C

           APPROVE RECAPITALIZATION PLAN                      C by C

           AMEND ARTICLES--ORGANIZATION-RELATED               C by C

           COMPANY SPECIFIC--ORGANIZATION-RELATED             C by C

           APPROVE FORMATION OF HOLDING COMPANY               C by C

           ACQUIRE CERTAIN ASSETS OF ANOTHER COMPANY          C by C

           APPROVE CONVERSION TO SELF-MANAGED REIT            C by C

           APPROVE/AMEND SUBADVISORY AGREEMENT                C by C

           ADOPT DOLLAR-BASED VOTING RIGHTS                   C by C

           APPROVE CONVERSION TO SERIES OF DELAWARE           C by C
           BUSINESS TRUST.

           APPROVE CONVERSION FROM CLOSED-END TO              C by C
           OPEN-END FUND

           APPROVE MERGER OF FUNDS                            C by C

           APPROVE DISTRIBUTION AGREEMENT                     C by C

           APPROVE ACQUISITION                                C by C

           APPROVE MERGER BY ABSORPTION                       C by C

           APPROVE JOINT VENTURE AGREEMENT                    C by C

           APPROVE PLAN OF LIQUIDATION                        C by C


AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           APPROVE SPIN-OFF AGREEMENT                         C by C

           APPROVE PUBLIC OFFERING OF SHARES IN SUBSIDIARY    C by C

           APPROVE EXCHANGE OF DEBT FOR EQUITY                C by C

           WAIVE REQUIREMENT FOR MANDATORY OFFER TO           C by C
           ALL SHAREHOLDERS.

           APPROVE ACCOUNTING TREATMENT OF MERGER, ABSORPTION,
           OR SIMILAR TRANSACTION                             C by C

           APPROVE AFFILIATION AGREEMENTS WITH SUBSIDIARIES   C by C

           APPROVE TRANSACTION WITH A RELATED PARTY           C by C

           AMEND ARTICLES TO: (JAPAN)                         C by C

           APPROVE PLEDGING OF ASSETS FOR DEBT                C by C

           APPROVE INVESTMENT IN ANOTHER COMPANY              C by C

           APPROVE LOAN AGREEMENT                             C by C

           COMPANY SPECIFIC - MUTUAL FUND                     C by C


V. MANAGEMENT PROPOSALS - NON-SALARY COMP.

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           APPROVE STOCK OPTION PLAN                          C by C

           AMEND STOCK OPTION PLAN                            C by C

           APPROVE INCENTIVE STOCK OPTION PLAN                C by C

           AMEND INCENTIVE STOCK OPTION PLAN                  C by C

           APPROVE RESTRICTED STOCK PLAN                      C by C

            AMEND RESTRICTED STOCK PLAN                       C by C

           APPROVE EMPLOYEE STOCK PURCHASE PLAN               C by C

           AMEND EMPLOYEE STOCK PURCHASE PLAN                 C by C

           APPROVE OMNIBUS STOCK PLAN                         C by C

           AMEND OMNIBUS STOCK PLAN                           C by C

           APPROVE NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN    C by C

           AMEND NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN      C by C

           APPROVE NON-EMPLOYEE DIRECTOR RESTRICTED
           STOCK PLAN                                         C by C

           APPROVE STOCK APPRECIATION RIGHTS PLAN             C by C

           AMEND STOCK APPRECIATION RIGHTS PLAN               C by C

           APPROVE/AMEND 401(K)/SAVINGS PLAN                  C by C

           APPROVE/AMEND EXECUTIVE INCENTIVE BONUS PLAN       C by C

           APPROVE/AMEND SUPPLEMENTAL RETIREMENT PLAN         C by C      FOR

           APPROVE/AMEND DEFERRED COMPENSATION PLAN           C by C

           APPROVE EMPLOYMENT AGREEMENT                       C by C

           APPROVE STOCK/CASH AWARD TO EXECUTIVE              C by C

           APPROVE EXECUTIVE LOANS TO EXERCISE OPTIONS        C by C

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           APPROVE EXECUTIVE LOANS (NOT FOR OPTIONS)          C by C

           COMPANY-SPECIFIC--COMPENSATION-RELATED             C by C

           APPROVE REPRICING OF OPTIONS                       C by C

           APPROVE OUTSIDE DIRECTOR STOCK AWARDS/OPTIONS      C by C
           IN LIEU OF CASH

           APPROVE STOCK OPTION PLAN GRANTS                   C by C

           APPROVE STOCK-FOR-SALARY/BONUS PLAN                C by C

           APPROVE RETIREMENT BENEFITS FOR NONEXECUTIVE
           DIRECTORS                                          C by C

           APPROVE/AMEND BUNDLED COMPENSATION PLANS           C by C

           APPROVE/AMEND EXECUTIVE STOCK OPTION PLAN          C by C

           APPROVE/AMEND EMPLOYEE SAVINGS-RELATED SHARE
           PURCHASE                                           C by C

           APPROVE/AMEND EMPLOYMENT AGREEMENTS                C by C

           APPROVE EMPLOYEE STOCK OWNERSHIP PLAN              C by C

           APPROVE/AMEND PROFIT SHARING PLAN                  C by C

           APPOINT INTERNAL STATUTORY AUDITOR                 C by C

           APPROVE RETIREMENT BONUSES FOR DIRECTORS           C by C

           APPROVE RETIREMENT BONUSES FOR STATUTORY AUDITORS  C by C

           APPROVE RETIREMENT BONUSES FOR DIRECTORS AND
           STATUTORY AUDITORS                                 C by C

           APPROVE SPECIAL BONUS FOR FAMILY OF DECEASED
           DIRECTOR                                           C by C

           APPROVE SPECIAL BONUS FOR FAMILY OF DECEASED
           STATUTORY AUDITOR                                  C by C

           APPROVE SPECIAL BONUSES FOR FAMILIES OF DECEASED
           DIRECTORS AND STATUTORY AUDITORS                   C by C

AGENDA CODE AND DESCRIPTION                                                        CLIENT
                                                                       ISS         POLICY
                                                                       POLICY      (IF DIFFERENT)
           APPROVE INCREASE IN AGGREGATE COMPENSATION CEILING FOR      C by C
           DIRECTORS

           APPROVE INCREASE IN AGGREGATE COMPENSATION CEILING FOR      C by C
           STATUTORY AUDITORS

           APPROVE INCREASE IN AGGREGATE COMPENSATION CEILING FOR      C by C
           DIRECTORS AND STATUTORY AUDITORS

           APPROVE OR AMEND OPTION PLAN FOR OVERSEAS EMPLOYEES         C by C

           AMEND TERMS OF OUTSTANDING OPTIONS                          C by C

           APPROVE SHARE PLAN GRANT                                    C by C

           APPROVE FINANCIAL ASSISTANCE IN CONNECTION WITH STOCK       C by C
           PURCHASE/STOCK OPTION PLAN

           AMEND ARTICLES/CHARTER--COMPENSATION-RELATED                C by C

           APPROVE NON-EMPLOYEE DIRECTOR RESTRICTED STOCK PLAN         C by C

           AMEND NON-EMPLOYEE DIRECTOR RESTRICTRED STOCK PLAN          C by C

           APPROVE NON-EMPLOYEE DIRECTOR OMNIBUS PLAN                  C by C

           AMEND NON-EMPLOYEE DIRECTOR OMNIBUS STOCK PLAN              C by C

VI.   MANAGEMENT PROPOSALS - ANTITAKEOVER RELATED

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)

           AMEND ARTICLES/BYLAWS/CHARTER TO INCLUDE           AGAINST
           ANTITAKEOVER PROVISION(S)

           AMEND ARTICLES/BYLAWS/CHARTER TO REMOVE            FOR
           ANTITAKEOVER PROVISION(S)

           ELIMINATE RIGHT TO ACT BY WRITTEN CONSENT          AGAINST

           PROVIDE DIRECTORS MAY ONLY BE REMOVED FOR CAUSE    AGAINST

           ADOPT OR INCREASE SUPERMAJORITY VOTE REQUIREMENT   AGAINST
           FOR AMENDMENTS (UP TO 66 2/3%)

           ADOPT OR INCREASE SUPERMAJORITY VOTE REQUIREMENT   AGAINST
           FOR MERGERS

           ADOPT OR INCREASE SUPERMAJORITY VOTE REQUIREMENT   AGAINST
           FOR REMOVAL OF DIRECTORS

           REDUCE SUPERMAJORITY VOTE REQUIREMENT              FOR

           ADOPT OR AMEND SHAREHOLDER RIGHTS PLAN (POISON
           PILL)                                              C by C

           APPROVE CONTROL SHARE ACQUISITION                  C by C

           OPT OUT OF STATE'S CONTROL SHARE ACQUISITION LAW   C by C

           ADOPT FAIR PRICE PROVISION                         C by C

           RESCIND FAIR PRICE PROVISION                       C by C

           ADJOURN MEETING                                    C by C

           ELIMINATE RIGHT TO CALL SPECIAL MEETING            AGAINST

           RESTRICT RIGHT TO CALL SPECIAL MEETING             AGAINST

           REQUIRE ADVANCE NOTICE FOR SHAREHOLDER             C by C
           PROPOSALS/NOMINATIONS

           CONSIDER NON-FINANCIAL EFFECTS OF MERGERS          AGAINST

           PERMIT BOARD TO AMEND BYLAWS WITHOUT SHAREHOLDER   AGAINST
           CONSENT

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           WAIVE CONTROL SHARE ACQUISITION PROVISION          C by C

           RENEW SHAREHOLDER RIGHTS PLAN (POISON PILL)        C by C

           ADOPT DOUBLE VOTING RIGHTS FOR LONG-TERM           AGAINST
           REGISTERED SHAREHOLDERS

           ADOPT INCREASED DIVIDENDS FOR LONG-TERM REGISTERED AGAINST
           SHAREHOLDERS

           RENEW PARTIAL TAKEOVER PROVISION                   C by C

           AUTHORIZE BOARD TO ISSUE SHARES IN THE EVENT OF A  AGAINST
           PUBLIC TENDER OFFER OR SHARE EXCHANGE OFFER

           AUTHORIZE BOARD TO REPURCHASE SHARES IN THE EVENT  AGAINST
           OF A PUBLIC TENDER OFFER OR SHARE EXCHANGE OFFER

           ALLOW BOARD TO USE ALL OUTSTANDING CAPITAL         AGAINST
           AUTHORIZATIONS IN THE EVENT OF A PUBLIC
           TENDER OFFER OR SHARE EXCHANGE

           CREATE/ELIMINATE SPECIAL SHARE HELD BY GOVERNMENT  C by C

           ADOPT NEW ARTICLES/CHARTER--PRIVATIZATION-RELATED  C by C

           APPROVE/AMEND STOCK OWNERSHIP LIMITATIONS          C by C

           APPROVE REDUCTION IN SHARE OWNERSHIP DISCLOSURE    C by C
           THRESHOLD

           AMEND ARTICLES/CHARTER--GOVERNANCE-RELATED         C by C

           COMPANY-SPECIFIC--GOVERNANCE-RELATED               C by C

VII.  SHAREHOLDER PROPOSALS - ROUTINE BUSINESS

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           ROTATE ANNUAL MEETING LOCATION                   AGAINST

           CHANGE DATE/TIME OF ANNUAL MEETING               AGAINST

           INITIATE PAYMENT OF CASH DIVIDEND                C by C

           SEPARATE CHAIRMAN AND CEO POSITIONS              C by C

           LIQUIDATE COMPANY ASSETS AND DISTRIBUTE PROCEEDS C by C

           ESTABLISH SHAREHOLDER ADVISORY COMMITTEE         C by C

           COMPANY-SPECIFIC -- MISCELLANEOUS                C by C

           CONVERT CLOSED-END FUND TO OPEN-END FUND         C by C

VIII. SHAREHOLDER PROPOSALS - DIRECTOR RELATED

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           DECLASSIFY THE BOARD OF DIRECTORS                FOR        C by C

           ESTABLISH TERM LIMITS FOR DIRECTORS              AGAINST

           ESTABLISH A NOMINATING COMMITTEE                 FOR

           ESTABLISH A COMPENSATION COMMITTEE               FOR

           ESTABLISH OTHER BOARD COMMITTEE                  C by C

           RESTORE OR PROVIDE FOR CUMULATIVE VOTING         C by C     C by C

           ESTABLISH DIRECTOR STOCK OWNERSHIP REQUIREMENT   C by C

           ESTABLISH MANDATORY RETIREMENT AGE FOR DIRECTORS AGAINST

           REMOVE EXISTING DIRECTORS                        C by C

           REQUIRE MAJORITY OF INDEPENDENT DIRECTORS ON
           BOARD                                            FOR

           PROVIDE FOR SPECIAL INTEREST REPRESENTATION ON
           BOARD                                            C by C

           LIMIT COMPOSITION OF COMMITTEE(S) TO INDEPENDENT C by C
           DIRECTORS

           REQUIRE DIRECTOR NOMINEE QUALIFICATIONS          C by C

           COMPANY-SPECIFIC--BOARD-RELATED                  C by C

           REQUIRE DIRECTORS FEES TO BE PAID IN STOCK       AGAINST

           CHANGE SIZE OF BOARD OF DIRECTORS                C by C

           ADD WOMEN AND MINORITIES TO THE BOARD            C by C

           REQUIRE TWO CANDIDATES FOR EACH BOARD SEAT       AGAINST

           AMEND ARTICLES/BYLAWS/CHARTER-FILLING VACANCIES  C by C

           AMEND ARTICLES/BYLAWS/CHARTER-REMOVAL OF
           DIRECTORS                                        C by C

           AMEND ARTICLES/BYLAWS/CHARTER-CALL SPECIAL
           MEETINGS                                         C by C

                                     - 22 -

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           AMEND VOTE REQUIREMENTS TO AMEND ARTICLES/       C by C
           BYLAWS/CHARTER

           AMEND DIRECTOR/OFFICER INDEMNIFICATION/
           LIABILITY PROVISIONS                             C by C


           ELECT A SHAREHOLDER-NOMINEE TO THE BOARD         C by C

                                     - 23 -

IX.   SHAREHOLDER PROPOSALS - CORPORATE GOVERNANCE

AGENDA CODE AND DESCRIPTION                                               CLIENT
                                                              ISS         POLICY
                                                              POLICY      (IF DIFFERENT)
           SUBMIT SHAREHOLDER RIGHTS PLAN (POISON PILL) TO  FOR
           SHAREHOLDER VOTE

           PROVIDE FOR CONFIDENTIAL VOTING                  FOR        C by C

           SUBMIT ACQUISITION OFFER(S) FOR SHAREHOLDER VOTE FOR        C by C

           RESTORE PREEMPTIVE RIGHTS OF SHAREHOLDERS        C by C

           REDUCE SUPERMAJORITY VOTE REQUIREMENT            FOR

           ELIMINATE OR RESTRICT SEVERANCE AGREEMENTS       C by C
           (CHANGE-IN-CONTROL)

           REINCORPORATE IN ANOTHER STATE [  ]              C by C

           SUBMIT PREFERRED STOCK ISSUANCE TO VOTE          C by C

           SUBMIT SEVERANCE AGREEMENT (CHANGE-IN-CONTROL)
           TO SHAREHOLDER VOTE                              FOR        C by C

           AMEND ARTICLES/BYLAWS/CHARTER TO REMOVE          FOR
           ANTITAKEOVER PROVISIONS

           ELIMINATE DISCRETIONARY VOTING OF UNMARKED
           PROXIES                                          AGAINST

           ELIMINATE CUMULATIVE VOTING                      C by C

           AMEND TERMS OF EXISTING POISON PILL              C by C

           AMEND ARTICLES TO LIMIT THE BANK'S AUTHORITY
           TO EXERCISE AT AGMS AS PROXY FOR SHAREHOLDERS
           VOTES                                            C by C

           INITIATE SPECIAL INVESTIGATION TO DETERMINE IF
           THE BANK PROPERTY                                Cby C
           VOTED PROXIES IN THE PREVIOUS FIVE YEARS

           COMPANY-SPECIFIC--GOVERNANCE-RELATED             C by C

X.    SHAREHOLDER PROPOSALS - SOCIAL / HUMAN RIGHTS

AGENDA CODE AND DESCRIPTION                                            CLIENT
                                                              ISS      POLICY
                                                              POLICY   (IF DIFFERENT)
           MACBRIDE PRINCIPLES                              C by C      AGT

           ILO STANDARDS                                    C by C

           VENDOR STANDARDS                                 C by C

           WORKPLACE CODE OF CONDUCT                        C by C

           BURMA-RELATED                                    C by C

           REPORT ON MAQUILADORA OPERATIONS                 C by C     AGT

           CHINA PRINCIPLES                                 C by C

           HUMAN RIGHTS-RELATED                             C by C

                                     - 25 -

XI.   SHAREHOLDER PROPOSALS - COMPENSATION

AGENDA CODE AND DESCRIPTION                                             CLIENT
                                                              ISS       POLICY
                                                              POLICY    (IF DIFFERENT)
           LIMIT/PROHIBIT AWARDS TO EXECUTIVES              C by C

           REPORT ON EXECUTIVE COMPENSATION                 C by C

           SUBMIT EXECUTIVE COMPENSATION TO VOTE            C by C

           ELIMINATE OUTSIDE DIRECTORS' RETIREMENT BENEFITS FOR

           LINK EXECUTIVE COMPENSATION TO SOCIAL ISSUES     C by C

           COMPANY-SPECIFIC--COMPENSATION-RELATED           C by C

           PERFORMANCE-BASED/INDEXED OPTIONS                C by C

           PUT REPRICING OF STOCK OPTIONS TO SHAREHOLDER
           VOTE                                             FOR

           APPROVE OPTION EXPENSING                         C by C      FOR

                                     - 26 -

XII.  SHAREHOLDER PROPOSALS - GENERAL ECONOMIC ISSUES

AGENDA CODE AND DESCRIPTION                                            CLIENT
                                                              ISS      POLICY
                                                              POLICY   (IF DIFFERENT)
           REPORT ON BANK LENDING POLICIES                  C by C     AGT

           INTERNATIONAL FINANCE                            C by C

           ADOPT HIGH-PERFORMANCE WORKPLACE POLICY          C by C

           HIRE ADVISOR TO MAXIMIZE SHAREHOLDER VALUE       C by C

           SEEK SALE OF COMPANY/ASSETS                      C by C

                                     - 27 -

XIII. SHAREHOLDER PROPOSALS - HEALTH / ENVIRONMENT

AGENDA CODE AND DESCRIPTION                                            CLIENT
                                                            ISS        POLICY
                                                            POLICY     (IF DIFFERENT)
           ADVERTISING STANDARDS                            C by C     AGT

           TOBACCO-RELATED--MISCELLANEOUS                    C by C    C by C

           TOBACCO-RELATED--PREPARE REPORT                   C by C    C by C

           ABORTION-RELATED ACTIVITIES                      C by C

           REDUCE OR ELIMINATE TOXIC WASTES OR EMISSIONS      C by C   AGT

           NUCLEAR POWER-RELATED                            C by C     AGT

           ALCOHOL-RELATED                                  C by C     AGT

           WEAPON-RELATED                                   C by C     AGT

           ADOPT CONSERVATION POLICY                        C by C     AGT

           REPORT ON FOREIGN MILITARY SALES/DEFENSE
           BUSINESS                                         C by C     AGT

           CERES PRINCIPLES                                 C by C     AGT

           DRUG PRICING                                     C by C     AGT

           REPORT ON ENVIRONMENTAL POLICIES                 C by C     AGT

           HEALTH CARE-RELATED                              C by C     AGT

           GENETICALLY MODIFIED ORGANISMS (GMO)             C by C

           ENVIRONMENTAL-RELATED--MISCELLANEOUS             C by C

           ANWR                                             C by C

           GLOBAL WARMING                                   C by C

                                     - 28 -

XIV. SHAREHOLDER PROPOSALS - OTHER / MISC.

AGENDA CODE AND DESCRIPTION                                            CLIENT
                                                            ISS        POLICY
                                                            POLICY     (IF DIFFERENT)
           REPORT ON GOVERNMENT SERVICE OF EMPLOYEES        C by C

           CHARITABLE CONTRIBUTIONS                         C by C     AGT

           POLITICAL CONTRIBUTIONS/ACTIVITIES               C by C     AGT

           COMPANY-SPECIFIC -- SHAREHOLDER MISCELLANEOUS    C by C

           EEOC-RELATED ACTIVITIES                          C by C     AGT

           GLASS CEILING                                    C by C     AGT

                                  * * * * *

                                     - 29 -